Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share (Tables) [Line Items]
Schedule of earnings per share
	March 31, 2022 ($US)	March 31, 2021 ($US)
(Loss)/Profit for the year available to common shareholders	$(403,035)	$1,150,615
Weighted average number of common shares	34,154,062	24,306,527
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$(0.01)	$0.05
Diluted earnings/(loss) per common share	$(0.01)	$0.05